Discontinued Operations	12 Months Ended
Mar. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

NOTE 20: — DISCONTINUED OPERATIONS

a.	During 2010, the Company’s management decided to sell its Irish facility. The results of operations of the Irish facility have been classified as discontinued operations in the Consolidated Statements of Operations.

b.	The following is the detail of discontinued operations:

	Year ended March 31,
	2015	2014	2013
Sales, net	$—	$—	$—
Cost of sales	(276)	(220)	(1,170)

Gross loss	(276)	(220)	(1,170)
Operating expenses:
Research and development	(2)	—	(10)
Selling, marketing, general and administrative	(167)	(182)	(216)

Operating loss	(445)	(402)	(1,396)
Financial (expenses) income, net	(347)	162	(213)
Other income, net	2	2	415

Loss before income taxes	(790)	(238)	(1,194)
Tax benefit (expense)	3	(81)	—

Net loss from discontinued operations	$(787)	$(319)	$(1,194)